UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22227
IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611	Rye Brook, NY 10573
(Address of principal executive offices)	(Zip code)
Adam S. Patti IndexIQ Advisors LLC 800 Westchester Ave., Suite N-611 Rye Brook, NY 10573
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedules of Investments -

IQ Hedge Multi-Strategy Tracker ETF

January 31, 2012 (unaudited)

	Shares	Value

Investment Companies - 83.7%

Aggregate Bond Funds - 7.3%
iShares Barclays Aggregate Bond Fund	58,867	$ 6,537,180
SPDR Barclays Capital Aggregate Bond ETF	2,425	141,062
Vanguard Total Bond Market ETF	80,045	6,729,383

Total Aggregate Bond Funds		13,407,625

Commodity Funds - 4.8%
iShares Silver Trust*	73,961	2,387,461
PowerShares DB Gold Fund*	105,140	6,371,484

Total Commodity Funds		8,758,945

Corporate Bond Funds - 28.5%
iShares Barclays Credit Bond Fund	27,080	2,990,986
iShares iBoxx $ Investment Grade Corporate Bond Fund	424,041	49,273,564

Total Corporate Bond Funds		52,264,550

Currency Harvest Fund - 7.6%
PowerShares DB G10 Currency Harvest Fund*	568,815	13,970,096

Equity Funds - 10.9%
iShares MSCI EAFE Index Fund	199,452	10,399,427
SPDR S&P 500 ETF Trust	59,429	7,797,679
Vanguard MSCI EAFE ETF	56,228	1,818,976

Total Equity Funds		20,016,082

High Yield Corporate Bond Funds - 3.6%
iShares iBoxx $ High Yield Corporate Bond Fund	40,499	3,674,879
SPDR Barclays Capital High Yield Bond ETF	73,817	2,913,557

Total High Yield Corporate Bond Funds		6,588,436

Real Estate Fund – 1.0%
SPDR Dow Jones International Real Estate ETF	51,256	1,781,659

Short-Term Treasury Bond Funds - 13.4%
iShares Barclays 1-3 Year Treasury Bond Fund	137,331	11,614,083
iShares Barclays Short Treasury Bond Fund	25,212	2,778,615
SPDR Barclays Capital 1-3 Month T-Bill ETF	48,402	2,217,780
Vanguard Short-Term Bond ETF	98,503	8,008,294

Total Short-Term Treasury Bond Funds		24,618,772

Treasury Inflation-Protected Security - 0.7%
iShares Barclays US Treasury Inflation Protected Securities Fund	10,375	1,238,360

	Shares	Value

Investment Companies (continued)

U.S. Small Cap Equity Fund - 5.9%
iShares Russell 2000 Index Fund	137,456	$ 10,868,646

Total Investment Companies - 83.7%
(Cost $147,858,846)		153,513,171

Short-Term Investment - 12.7%

Money Market Fund - 12.7%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $23,246,185)	23,246,185	23,246,185

Total Investments - 96.4%
(Cost $171,105,031)		$176,759,356
Other Assets in Excess of Liabilities - 3.6%(b)		6,654,492
Net Assets - 100.0%		$183,413,848

1

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of January 31, 2012.
(b)	Other Assets in Excess of Liabilities includes net unrealized appreciation (depreciation) on futures contracts and swap transactions.

1

ETF	- Exchange Traded Fund

Schedules of Investments -

IQ Hedge Multi-Strategy Tracker ETF (continued)

January 31, 2012 (unaudited)

Open futures contracts outstanding at January 31, 2012:

						Unrealized
		Expiration	Number of	Value at	Value at	Appreciation
Type	Broker	Date	Contracts	Trade Date	January 31, 2012	(Depreciation)
Dow Jones-UBS Commodity Index	Morgan Stanley	March 2012	(53)	$ (755,466)	$ (766,910)	$ (11,444)
E-Mini Euro FX Future	Morgan Stanley	March 2012	(100)	8,325,644	8,178,750	146,894
E-Mini MSCI Emerging Markets	Morgan Stanley	March 2012	(265)	(12,514,918)	(13,504,400)	(989,482)
						$ (854,032)

Cash posted as collateral to broker for futures contracts was $1,713,150 at January 31, 2012.

Total return swap transactions outstanding at January 31, 2012:
	Annual			Unrealized
	Financing Rate	Expiration	Notional	Appreciation
Total Return Benchmark	Received (Paid)	Date	Amount	(Depreciation)
IShares Dow Jones Real Estate	(0.96)%	07/06/12	$ (10,452,655)	$ -
SPDR Barclays Capital Convertible Securities ETF	0.51%	07/06/12	15,760,537	-
				$ -

Cash posted as collateral to broker for swap transactions was $5,140,205 at January 31, 2012.

Morgan Stanley acts as the counterparty to the total return swap transactions listed above. The fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments -

IQ Hedge Macro Tracker ETF

January 31, 2012 (unaudited)

	Shares	Value

Investment Companies - 97.0%

Commodity Funds - 13.0%
iShares Silver Trust*	34,221	$ 1,104,654
PowerShares DB Commodity Index Tracking Fund*	14,372	399,973
PowerShares DB Gold Fund*	48,647	2,948,008

Total Commodity Funds		4,452,635

Corporate Bond Funds - 45.6%
iShares Barclays Credit Bond Fund	8,065	890,779
iShares iBoxx $ Investment Grade Corporate Bond Fund	126,295	14,675,479

Total Corporate Bond Funds		15,566,258

Currency Harvest Fund - 7.6%
PowerShares DB G10 Currency Harvest Fund*	106,359	2,612,177

Emerging Equity Funds - 14.8%
iShares MSCI Emerging Markets Index	52,380	2,206,769
Vanguard MSCI Emerging Markets ETF	66,871	2,829,981

Total Emerging Equity Funds		5,036,750

Short-Term Treasury Bond Funds - 16.0%
iShares Barclays 1-3 Year Treasury Bond Fund	30,400	2,570,928
iShares Barclays Short Treasury Bond Fund	5,581	615,082
SPDR Barclays Capital 1-3 Month T-Bill ETF	10,714	490,915
Vanguard Short-Term Bond ETF	21,805	1,772,747

Total Short-Term Treasury Bond Funds		5,449,672

Total Investment Companies - 97.0%
(Cost $32,196,147)		33,117,492

Short-Term Investment - 2.5%

Money Market Fund - 2.5%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $867,441)	867,441	867,441

Total Investments - 99.5%
(Cost $33,063,588)		$ 33,984,933
Other Assets in Excess of Liabilities - 0.5%(b)		157,756
Net Assets - 100.0%		$ 34,142,689

1

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of January 31, 2012.
(b)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.
ETF- Exchange Traded Fund

Schedules of Investments -

IQ Hedge Macro Tracker ETF (continued)

January 31, 2012 (unaudited)

Open futures contracts outstanding at January 31, 2012:

		Expiration	Number of	Value at	Value at	Unrealized
Type	Broker	Date	Contracts	Trade Date	January 31, 2012	Depreciation
E-Mini Euro FX Future	Morgan Stanley	March 2012	(9)	$ (730,236)	$ (736,088)	$ (5,852)
Russell 2000 Index Future	Morgan Stanley	March 2012	(21)	(1,572,592)	(1,661,520)	(88,928)
						$ (94,780)

Cash posted as collateral to broker for futures contracts was $161,850 at January 31, 2012.

Schedules of Investments -

IQ Real Return ETF

January 31, 2012 (unaudited)

	Shares	Value

Investment Companies - 99.9%

Commodity Funds - 7.6%
PowerShares DB Gold Fund*	25,999	$ 1,575,539
PowerShares DB Oil Fund*	14,610	419,161

Total Commodity Funds		1,994,700

Currency Harvest Fund - 2.9%
Euro Currency Trust	5,866	764,164

Equity Fund - 6.0%
SPDR S&P 500 ETF Trust	12,000	1,574,520

Long-Term Bond Fund - 9.9%
iShares Barclays 20+ Year Treasury Bond Fund	21,355	2,580,752

Short-Term Treasury Bond Funds - 69.0%
iShares Barclays Short Treasury Bond Fund	91,271	10,058,977
SPDR Barclays Capital 1-3 Month T-Bill ETF	175,226	8,028,855

Total Short-Term Treasury Bond Funds		18,087,832

U.S. Large Cap Equity Fund - 0.0%(a)
iShares S&P 500 Index Fund	78	10,278

U.S. Small Cap Equity Fund - 4.5%
iShares Russell 2000 Index Fund	15,021	1,187,711

Total Investment Companies - 99.9%
(Cost $25,888,176)		26,199,957

Short-Term Investment - 0.1%

Money Market Fund - 0.1%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $19,360)	19,360	19,360

Total Investments - 100.0%
(Cost $25,907,536)		$26,219,317
Liabilities in Excess of Other Assets - (0.0)%(a)		(11,510)
Net Assets - 100.0%		$26,207,807

1

* Non-income producing securities.
(a) Less than 0.05%.
(b) Rate shown represents annualized 7-day yield as of January 31, 2012.
ETF - Exchange Traded Fund

Schedules of Investments -

IQ Global Resources ETF

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 91.4%

Australia - 5.5%
Aquila Resources Ltd.*	69,894	$ 447,165
BHP Billiton Ltd.	13,799	549,640
Fortescue Metals Group Ltd.	7,964	42,742
Iluka Resources Ltd.	785	15,284
New Hope Corp. Ltd.	166,481	996,103
Newcrest Mining Ltd.	23,194	831,179
OZ Minerals Ltd.	847	9,821
PanAust Ltd.*	30,751	114,709
Whitehaven Coal Ltd.	105,171	635,974
Woodside Petroleum Ltd.	1,143	41,556

Total Australia		3,684,173

Belgium - 0.0%(a)
Umicore SA	298	13,866

Canada - 13.8%
Agnico-Eagle Mines Ltd.	8,512	319,057
Alamos Gold, Inc.	6,444	131,984
Barrick Gold Corp.	49,551	2,443,828
Canadian Natural Resources Ltd.	1,653	65,471
Canfor Corp.*	15,093	176,538
Cenovus Energy, Inc.	1,112	40,572
Centerra Gold, Inc.	11,936	236,256
Domtar Corp. ADR	5,081	438,897
Eldorado Gold Corp.	28,794	436,138
Enbridge, Inc.	1,199	45,110
Goldcorp, Inc.	37,301	1,803,957
Husky Energy, Inc.	1,371	33,480
IAMGOLD Corp.	17,718	295,580
Imperial Oil Ltd.	1,286	61,270
Inmet Mining Corp.	151	10,088
Kinross Gold Corp.	60,797	686,872
New Gold, Inc.*	16,779	196,426
Pan American Silver Corp.	5,276	121,056
SEMAFO, Inc.	14,992	100,161
Silver Wheaton Corp.	15,826	564,487
Suncor Energy, Inc.	2,423	83,453
Teck Resources Ltd. Class B	1,679	71,188
TransCanada Corp.	1,084	44,588
West Fraser Timber Co., Ltd.	4,541	218,752
Yamana Gold, Inc.	37,667	651,665

Total Canada		9,276,874

China - 0.2%
CNOOC Ltd.	66,468	136,630

Finland - 1.2%
UPM-Kymmene Oyj	61,355	787,104

France - 4.0%
GDF Suez	3,463	94,065
Suez Environnement Co.	99,945	1,280,331
Total SA	3,504	185,334
Veolia Environnement	98,320	1,118,196

Total France		2,677,926

	Shares	Value

Common Stocks (continued)

Germany - 0.3%
Suedzucker AG	7,883	$ 233,112

Hong Kong - 0.6%
China Agri-Industries Holdings Ltd.	157,073	127,408
Lee & Man Paper Manufacturing Ltd.	587,075	239,993

Total Hong Kong		367,401

Ireland - 0.4%
Kerry Group PLC Class A	7,124	261,911

Italy - 0.2%
Eni SpA	5,779	127,848

Japan - 2.6%
Ajinomoto Co., Inc.	31,540	380,548
Hokuetsu Kishu Paper Co., Ltd.	27,443	188,592
Itoham Foods, Inc.	12,658	50,466
Maruha Nichiro Holdings, Inc.	30,779	58,934
Mitsubishi Materials Corp.	3,303	10,310
Mitsui & Co., Ltd.	2,963	50,284
Nippon Meat Packers, Inc.	11,215	142,375
Nippon Paper Group, Inc.	17,602	376,741
Nisshin Seifun Group, Inc.	11,186	135,259
Nissin Foods Holdings Co., Ltd.	4,765	181,476
Sumitomo Metal Mining Co., Ltd.	1,453	20,942
Yamazaki Baking Co., Ltd.	9,244	122,324

Total Japan		1,718,251

Netherlands - 0.7%
Nutreco NV	1,777	126,032
Royal Dutch Shell PLC Class A	9,487	336,305

Total Netherlands		462,337

Norway - 0.2%
Norsk Hydro ASA	3,917	20,728
Statoil ASA	4,769	119,752

Total Norway		140,480

Peru - 0.2%
Hochschild Mining PLC	15,544	121,248

Portugal - 0.3%
Portucel-Empresa Produtora de Pasta e Papel SA*	92,371	218,862

Singapore - 2.1%
Golden Agri-Resources Ltd.	522,026	305,521
Wilmar International Ltd.	264,840	1,128,235

Total Singapore		1,433,756

Spain - 0.2%
Ebro Foods SA	5,929	113,587
Repsol YPF SA	1,854	50,967

Total Spain		164,554

Sweden - 6.0%
Boliden AB	686	11,716
Holmen AB B Shares	10,942	316,398

Schedules of Investments –

IQ Global Resources ETF (continued)

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks (continued)

Sweden (continued)
Sandvik AB	251,615	$ 3,713,588

Total Sweden		4,041,702

Switzerland - 2.4%
Aryzta AG*	3,150	145,580
Barry Callebaut AG*	216	203,410
Lindt & Spruengli AG	93	269,008
Sulzer AG	6,686	837,568
Xstrata PLC	7,596	128,799

Total Switzerland		1,584,365

United Kingdom - 11.3%
African Barrick Gold Ltd.	21,280	172,942
Anglo American PLC	3,531	146,212
Antofagasta PLC	2,703	55,153
Associated British Foods PLC	35,486	645,665
BG Group PLC	5,126	115,270
BP PLC	32,782	243,579
Centrica PLC	8,580	39,725
Cranswick PLC	2,456	30,230
Eurasian Natural Resources Corp.	3,557	38,759
Kazakhmys PLC	1,497	26,836
New World Resources PLC Class A	55,717	403,924
Pennon Group PLC	72,345	794,011
Petropavlovsk PLC	9,977	119,105
Randgold Resources Ltd.	4,575	517,283
Rio Tinto PLC	5,120	307,430
Severn Trent PLC	48,161	1,159,008
Tate & Lyle PLC	18,958	198,049
United Utilities Group PLC	136,615	1,297,825
Vedanta Resources PLC	709	13,370
Weir Group PLC	42,111	1,299,162

Total United Kingdom		7,623,538

United States - 39.2%
Alcoa, Inc.	2,518	25,583
Allied Nevada Gold Corp.*	3,806	136,750
Alpha Natural Resources, Inc.*	24,466	492,256
American Water Works Co., Inc.	34,260	1,155,590
Anadarko Petroleum Corp.	777	62,719
Apache Corp.	581	57,449
Aqua America, Inc.	28,241	622,996
Arch Coal, Inc.	32,561	469,855
Archer-Daniels-Midland Co.	26,659	763,247
Baker Hughes, Inc.	641	31,492
Bunge Ltd.	6,028	345,224
Chevron Corp.	3,009	310,168
Clearwater Paper Corp.*	2,825	103,169
Cliffs Natural Resources, Inc.	324	23,409
ConAgra Foods, Inc.	18,307	488,248
ConocoPhillips	2,213	150,949
CONSOL Energy, Inc.	36,763	1,313,910
Corn Products International, Inc.	3,006	166,803
Devon Energy Corp.	671	42,817

	Shares	Value

Common Stocks (continued)

United States (continued)
EOG Resources, Inc.	371	$ 39,378
Exxon Mobil Corp.	7,905	661,965
Flowserve Corp.	10,898	1,200,633
Freeport-McMoRan Copper & Gold, Inc.	2,410	111,366
General Mills, Inc.	27,827	1,108,349
Green Mountain Coffee Roasters, Inc.*	3,923	209,253
Halliburton Co.	1,323	48,660
Hershey Co.	9,118	556,927
Hormel Foods Corp.	12,872	370,456
ITT Corp.	109,879	2,388,769
J.M. Smucker Co.	4,737	373,181
Joy Global, Inc.	20,504	1,859,508
KapStone Paper And Packaging Corp.*	5,647	98,596
Kellogg Co.	15,283	756,814
Kraft Foods, Inc. Class A	74,302	2,845,767
Louisiana-Pacific Corp.*	16,336	139,183
McCormick & Co., Inc.	5,554	280,698
MeadWestvaco Corp.	20,267	596,660
National Oilwell Varco, Inc.	650	48,087
Newmont Mining Corp.	25,835	1,588,336
Occidental Petroleum Corp.	1,263	126,009
Peabody Energy Corp.	51,996	1,772,544
Pentair, Inc.	19,771	727,968
Ralcorp Holdings, Inc.*	2,187	191,253
Royal Gold, Inc.	2,670	203,294
Sara Lee Corp.	27,866	533,634
Schlumberger Ltd.	2,059	154,775
Seaboard Corp.*	55	106,784
Smithfield Foods, Inc.*	7,735	172,722
Tyson Foods, Inc. Class A	18,261	340,385

Total United States		26,374,588
Total Common Stocks - 91.4%
(Cost $60,001,116)		61,450,526

Short-Term Investment - 7.2%

Money Market Fund - 7.2%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $4,795,376)	4,795,376	4,795,376

Total Investments - 98.6%
(Cost $64,796,492)		$ 66,245,902
Other Assets in Excess of Liabilities - 1.4%(c)		966,882
Net Assets - 100.0%		$ 67,212,784

Schedules of Investments –

IQ Global Resources ETF (continued)

January 31, 2012 (unaudited)

Investments	Value	% of Net Assets
Water	$13,882,057	20.7%
Grains Food Fiber	13,070,493	19.4
Coal	12,104,826	18.0
Precious Metals	11,792,311	17.6
Money Market Fund	4,795,376	7.1
Timber	3,899,485	5.8
Energy	3,649,727	5.4
Industrial Metals	1,653,241	2.5
Livestock	1,398,386	2.1
Total Investments	$66,245,902	98.6%
Other Assets in Excess of Liabilities	966,882	1.4
Net Assets	$67,212,784	100.0%

* Non-income producing securities.
(a) Less than 0.05%.
(b) Rate shown represents annualized 7-day yield as of January 31, 2012.
(c) Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.
ADR - American Depository Receipt

1

Schedules of Investments –

IQ Global Resources ETF (continued)

January 31, 2012 (unaudited)

Open futures contracts outstanding at January 31, 2012:

		Expiration	Number of	Value at	Value at	Unrealized
Type	Broker	Date	Contracts	Trade Date	January 31, 2012	Depreciation
E-Mini MSCI EAFE Index Future	Morgan Stanley	March 2012	(82)	$ (5,867,979)	$ (6,090,960)	$ (222,981)
S&P 500 Mini Future	Morgan Stanley	March 2012	(96)	(5,904,512)	(6,279,360)	(374,848)
						$ (597,829)

Cash posted as collateral to broker for futures contracts was $876,000 at January 31, 2012.

Schedules of Investments -

IQ Merger Arbitrage ETF

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 71.2%

Consumer Staples - 0.5%
Winn-Dixie Stores, Inc.*	12,554	$ 118,635

Energy - 16.5%
Complete Production Services, Inc.*	12,595	424,451
El Paso Corp.	91,366	2,455,004
SemGroup Corp., Class A*	3,163	83,725
Southern Union Co.	27,647	1,199,050

Total Energy		4,162,230

Financials - 6.0%
Cogdell Spencer, Inc.	17,314	73,585
Delphi Financial Group, Inc., Class A	10,147	451,643
Harleysville Group, Inc.	4,113	232,467
Transatlantic Holdings, Inc.	13,762	763,103

Total Financials		1,520,798

Health Care - 7.0%
Medco Health Solutions, Inc.*	24,878	1,542,934
PharMerica Corp.*	9,428	118,321
SonoSite, Inc.*	2,304	124,209

Total Health Care		1,785,464

Industrials - 13.4%
ERA Mining Machinery Ltd.*	1,527,332	169,386
Goodrich Corp.	21,635	2,698,966
RSC Holdings, Inc.*	16,399	347,495
Wavin NV*	13,607	163,160

Total Industrials		3,379,007

Information Technology - 19.1%
Blue Coat Systems, Inc.*	10,710	275,890
DemandTec, Inc.*	5,956	78,500
LoopNet, Inc.*	9,956	159,495
Magma Design Automation, Inc.*	9,982	71,471
Motorola Mobility Holdings, Inc.*	50,078	1,934,513
Netlogic Microsystems, Inc.*	23,282	1,159,444
Novellus Systems, Inc.*	11,383	536,708
S1 Corp.*	11,786	115,031
SuccessFactors, Inc.*	12,351	491,570

Total Information Technology		4,822,622

Materials - 8.7%
Commercial Metals Co.	15,901	228,020
Flinders Mines Ltd.*	1,219,387	382,292
Sundance Resources Ltd.*	479,479	219,114
Temple-Inland, Inc.	32,694	1,042,612
Vulcan Materials Co.	7,798	342,020

Total Materials		2,214,058

Total Common Stocks - 71.2%
(Cost $17,271,333)		18,002,814

	Shares	Value

Short-Term Investment - 26.1%
Money Market Fund - 26.1%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $6,587,987)	6,587,987	$ 6,587,987

Total Investments - 97.3%
(Cost $23,859,320)		$ 24,590,801
Other Assets in Excess of Liabilities - 2.7%(b)		686,406
Net Assets - 100.0%		$ 25,277,207

1

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of January 31, 2012.
(b)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

1

Schedules of Investments -

IQ Merger Arbitrage ETF (continued)

January 31, 2012 (unaudited)

Open futures contracts outstanding at January 31, 2012:

		Expiration	Number of	Value at	Value at	Unrealized
Type	Broker	Date	Contracts	Trade Date	January 31, 2012	Depreciation
E-Mini MSCI EAFE Index Future	Morgan Stanley	March 2012	(18)	$ (1,285,032)	$ (1,337,040)	$ (52,008)
S&P 500 Mini Future	Morgan Stanley	March 2012	(21)	(1,300,772)	(1,373,610)	(72,838)
						$ (124,846)

Cash posted as collateral to broker for futures contracts was $192,000 at January 31, 2012.

Schedules of Investments -

IQ Australia Small Cap ETF

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 99.2%

Consumer Discretionary - 16.7%
APN News & Media Ltd.	74,452	$ 57,760
Aristocrat Leisure Ltd.	82,928	218,567
Austar United Communications Ltd.*	103,053	130,328
Billabong International Ltd.	36,842	73,805
Consolidated Media Holdings Ltd.	29,749	84,730
David Jones Ltd.	88,747	244,278
Flight Centre Ltd.	9,779	200,578
G.U.D. Holdings Ltd.	12,428	99,323
Invocare Ltd.	19,129	151,657
JB Hi-Fi Ltd.	17,232	230,748
Myer Holdings Ltd.	103,083	234,440
Navitas Ltd.	36,428	111,496
Pacific Brands Ltd.	165,100	108,785
Seven West Media Ltd.	67,577	249,207
Southern Cross Media Group Ltd.	99,400	122,539
Super Retail Group Ltd.	23,371	146,541
Ten Network Holdings Ltd.	107,091	100,154
Wotif.com Holdings Ltd.	20,917	86,918

Total Consumer Discretionary		2,651,854

Consumer Staples - 3.0%
Goodman Fielder Ltd.	332,738	185,649
GrainCorp Ltd.	35,154	292,902

Total Consumer Staples		478,551

Energy - 9.8%
Aurora Oil & Gas Ltd.*	71,172	222,376
AWE Ltd.	94,893	151,271
Beach Energy Ltd.	191,561	301,301
Coalspur Mines Ltd.*	71,622	136,629
Dart Energy Ltd.*	107,578	49,733
Energy Resources of Australia Ltd.*	29,009	47,477
Gloucester Coal Ltd.*	13,152	116,011
Karoon Gas Australia Ltd.*	30,117	165,795
Linc Energy Ltd.*	54,819	80,689
Paladin Energy Ltd.*	137,325	268,534
White Energy Co., Ltd.*	43,099	20,841

Total Energy		1,560,657

Financials - 3.6%
Bank of Queensland Ltd.	39,006	314,218
FlexiGroup Ltd.	32,931	70,345
IOOF Holdings Ltd.	31,961	189,874

Total Financials		574,437

Health Care - 6.7%
Acrux Ltd.	28,239	102,638
Ansell Ltd.	24,011	379,449
Mesoblast Ltd.*	27,530	188,711
Primary Health Care Ltd.	82,688	261,872
Sigma Pharmaceuticals Ltd.	203,781	129,941

Total Health Care		1,062,611

Industrials - 25.0%
Ausdrill Ltd.	43,253	163,643
Boart Longyear Ltd.	81,747	305,806

	Shares	Value

Common Stocks (continued)

Industrials (continued)
Bradken Ltd.	28,633	$ 239,178
Cabcharge Australia Ltd.	19,528	94,012
CSR Ltd.	91,485	199,313
Downer EDI Ltd.*	73,361	281,451
Emeco Holdings Ltd.	111,896	121,890
Forge Group Ltd.	9,754	56,496
GWA Group Ltd.	44,359	112,671
Industrea Ltd.	63,506	76,940
Macmahon Holdings Ltd.*	107,963	75,727
Mermaid Marine Australia Ltd.	37,825	116,576
Mineral Resources Ltd.	21,233	274,169
Monadelphous Group Ltd.	15,234	356,179
NRW Holdings Ltd.	44,361	142,848
SAI Global Ltd.	35,374	186,089
Seek Ltd.	57,887	323,592
Spotless Group Ltd.	45,934	117,159
Transfield Services Ltd.	82,195	174,704
Transpacific Industries Group Ltd.*	155,740	139,031
UGL Ltd.	29,020	413,269
Virgin Australia Holdings Ltd.*	31,562	10,734

Total Industrials		3,981,477

Information Technology - 2.0%
carsales.com	37,803	192,841
Iress Market Technology Ltd.	17,672	130,527

Total Information Technology		323,368

Materials - 30.5%
Adelaide Brighton Ltd.	85,881	271,072
Ampella Mining Ltd.*	32,805	48,809
Aquarius Platinum Ltd.	69,773	196,501
Bathurst Resources Ltd.*	118,003	82,769
Beadell Resources Ltd.*	116,504	92,242
BlueScope Steel Ltd.	548,532	236,096
CuDeco Ltd.*	25,389	96,326
Discovery Metals Ltd.*	71,075	116,702
DuluxGroup Ltd.	63,673	192,855
Gindalbie Metals Ltd.*	140,351	93,224
Gold One International Ltd.*	171,717	88,509
Grange Resources Ltd.	65,134	40,494
Gryphon Minerals Ltd.*	59,254	82,178
Imdex Ltd.	36,241	82,807
Independence Group NL	41,217	173,023
Integra Mining Ltd.*	148,747	94,058
Intrepid Mines Ltd.*	92,229	124,971
Ivanhoe Australia Ltd.*	36,451	73,022
Kingsgate Consolidated Ltd.	23,909	194,381
Medusa Mining Ltd.	32,876	188,670
Mineral Deposits Ltd.*	15,220	92,037
Mirabela Nickel Ltd.*	74,003	72,355
Mount Gibson Iron Ltd.	113,654	170,912
Nufarm Ltd.*	31,710	153,671
PanAust Ltd.*	83,269	310,614
Perseus Mining Ltd.*	80,802	246,453
Ramelius Resources Ltd.*	53,792	59,454
Regis Resources Ltd.*	64,995	274,912
Resolute Mining Ltd.*	66,161	144,141
Sandfire Resources NL*	16,635	129,586

Schedules of Investments -

IQ Australia Small Cap ETF (continued)

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Silver Lake Resources Ltd.*	35,336	$ 137,821
St. Barbara Ltd.*	57,500	142,993
Sundance Resources Ltd.*	409,584	187,173
Western Areas NL	25,232	148,020

Total Materials		4,838,851

Telecommunication Services - 0.5%
TPG Telecom Ltd.	50,740	80,886

Utilities - 1.4%
Energy World Corp., Ltd.*	149,183	111,774
Envestra Ltd.	141,005	113,139

Total Utilities		224,913

Total Common Stocks- 99.2%
(Cost $18,191,478)		15,777,605

Short-Term Investment - 0.0%(a)

Money Market Fund - 0.0%(a)
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $138)	138	138

Total Investments - 99.2%
(Cost $18,191,616)		$ 15,777,743
Other Assets in Excess of Liabilities - 0.8%		123,431
Net Assets - 100.0%		$ 15,901,174

1

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Rate shown represents annualized 7-day yield as of January 31, 2012.

1

Schedules of Investments -

IQ Canada Small Cap ETF

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 98.4%

Consumer Discretionary - 1.5%
Great Canadian Gaming Corp.*	17,132	$ 146,916
RONA, Inc.	38,421	362,047

Total Consumer Discretionary		508,963

Consumer Staples - 1.3%
Jean Coutu Group (PJC), Inc. Class A	33,056	441,032

Energy - 27.9%
Advantage Oil & Gas Ltd.*	48,953	174,266
AltaGas Ltd.	26,125	788,817
Angle Energy, Inc.*	21,436	116,708
Bankers Petroleum Ltd.*	72,862	389,430
Birchcliff Energy Ltd.*	37,310	498,905
BlackPearl Resources, Inc.*	83,847	401,322
Canyon Services Group, Inc.	13,471	152,999
Celtic Exploration Ltd.*	24,989	460,484
Cequence Energy Ltd.*	37,164	66,705
Crew Energy, Inc.*	35,235	481,348
Denison Mines Corp.*	90,586	155,365
Enerflex Ltd.	18,183	223,741
Ensign Energy Services, Inc.	37,345	580,926
Flint Energy Services Ltd.*	14,131	208,263
Gasfrac Energy Services, Inc.*	18,334	121,575
Ithaca Energy, Inc.*	76,290	216,048
Legacy Oil + Gas, Inc.*	37,110	459,966
NAL Energy Corp.	44,282	321,015
Nuvista Energy Ltd.*	29,294	126,775
PetroBakken Energy Ltd. Class A	22,605	330,898
Petrobank Energy and Resources Ltd.*	31,317	435,943
Poseidon Concepts Corp.	21,995	324,820
Provident Energy Ltd.	80,239	897,722
Savanna Energy Services Corp.*	24,946	177,857
TransGlobe Energy Corp.*	21,496	209,419
Trican Well Service Ltd.	43,194	718,428
Trinidad Drilling Ltd.	35,577	238,043
Uranium One, Inc.*	138,066	352,444
Whitecap Resources, Inc.*	21,244	198,067

Total Energy		9,828,299

Financials - 7.5%
Canadian Western Bank	22,212	586,281
Dundee Corp. Class A*	12,271	295,992
GMP Capital, Inc.	14,937	118,710
Industrial Alliance Insurance and Financial Services, Inc.	26,563	701,654
TMX Group, Inc.	21,965	938,964

Total Financials		2,641,601

Health Care - 0.8%
CML Healthcare, Inc.	26,447	274,267

Industrials - 7.3%
CAE, Inc.	75,820	836,186
Progressive Waste Solutions Ltd.	35,209	799,431
Russel Metals, Inc.	17,680	437,747

	Shares	Value

Common Stocks (continued)

Industrials (continued)
WestJet Airlines Ltd.	40,698	$ 507,279

Total Industrials		2,580,643

Information Technology - 3.0%
Open Text Corp.*	17,027	862,853
Wi-LAN, Inc.	36,385	207,531

Total Information Technology		1,070,384

Materials - 47.1%
Alamos Gold, Inc.	34,818	713,129
Anvil Mining Ltd.*	28,787	217,585
Argonaut Gold, Inc.*	26,953	227,374
Augusta Resource Corp.*	30,342	96,213
AuRico Gold, Inc.*	82,875	784,249
Aurizon Mines Ltd.*	47,989	267,018
Avion Gold Corp.*	129,589	197,708
B2Gold Corp.*	88,308	336,378
Banro Corp.*	57,995	282,211
Canfor Corp.*	22,685	265,339
Capstone Mining Corp.*	86,351	297,925
China Gold International Resources Corp., Ltd.*	46,647	149,776
Colossus Minerals, Inc.*	30,888	224,534
Copper Mountain Mining Corp.*	28,968	150,783
Dundee Precious Metals, Inc.*	28,386	266,353
Eastern Platinum Ltd.*	267,344	143,955
Endeavour Silver Corp.*	25,704	290,655
European Goldfields Ltd.*	40,067	512,199
Extorre Gold Mines Ltd.*	27,244	254,279
First Majestic Silver Corp.*	30,889	637,893
Fortuna Silver Mines, Inc.*	36,391	243,853
Golden Star Resources Ltd.*	76,131	166,253
Grande Cache Coal Corp.*	28,941	277,333
Great Basin Gold Ltd.*	139,987	175,882
Guyana Goldfields, Inc.*	24,638	201,949
Harry Winston Diamond Corp.*	24,961	291,960
HudBay Minerals, Inc.	50,614	591,006
Jaguar Mining, Inc.*	24,847	178,886
Katanga Mining Ltd.*	140,369	177,762
Kirkland Lake Gold, Inc.*	18,311	325,557
Lake Shore Gold Corp.*	117,792	173,837
Major Drilling Group International Inc.	23,229	389,138
Methanex Corp.	27,445	747,119
Minefinders Corp., Ltd.*	23,964	339,083
Neo Material Technologies, Inc.*	34,225	284,967
Nevsun Resources Ltd.	58,826	386,562
North American Palladium Ltd.*	42,185	118,624
Northern Dynasty Minerals Ltd.*	20,689	153,901
NovaGold Resources, Inc.*	55,038	569,671
Premier Gold Mines Ltd.*	37,494	216,847
Quadra FNX Mining Ltd.*	56,368	845,365
Rainy River Resources Ltd.*	24,052	196,666
Romarco Minerals, Inc.*	171,848	212,486
Rubicon Minerals Corp.*	69,976	299,344
Sabina Gold & Silver Corp.*	34,965	148,179
San Gold Corp.*	92,043	178,056
SEMAFO, Inc.	80,316	536,588

Schedules of Investments -

IQ Canada Small Cap ETF (continued)

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Sherritt International Corp.	86,964	$ 548,918
Silvercorp Metals, Inc.	50,222	413,655
Taseko Mines Ltd.*	57,568	209,526
Thompson Creek Metals Co., Inc.*	49,422	417,907
Torex Gold Resources, Inc.*	103,168	241,756

Total Materials		16,574,192

Telecommunication Services - 0.6%
Manitoba Telecom Services, Inc.	6,405	202,781

Utilities - 1.4%
Just Energy Group, Inc.	40,794	488,544

Total Common Stocks - 98.4%
(Cost $40,965,388)		$ 34,610,706
Other Assets in Excess of Liabilities - 1.6%		559,647
Net Assets - 100.0%		$ 35,170,353

1

*	Non-income producing securities.

1

Schedules of Investments -

IQ South Korea Small Cap ETF

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 99.5%

Consumer Discretionary - 25.9%
Agabang&Company	4,263	$ 58,631
Daekyo Co., Ltd.	11,554	63,872
Dongyang Mechatronics Corp.	6,746	80,470
Grand Korea Leisure Co., Ltd.	9,089	161,010
Hanil E-Wha Co., Ltd.	8,443	71,476
Hansae Co., Ltd.	5,555	30,610
Hotel Shilla Co., Ltd.	10,309	405,624
Hwa Shin Co., Ltd.	6,932	77,444
Hyundai Greenfood Co., Ltd.	16,474	223,642
Hyundai Hy Communications & Networks Co., Ltd.*	12,998	31,704
Interpark Corp.*	11,702	66,461
Jcontentree Corp.*	14,193	39,041
Kolao Holdings	3,518	27,684
LG Fashion Corp.	5,918	239,965
Loen Entertainment, Inc	1,916	24,902
Lotte Midopa Co., Ltd.	4,101	62,609
Paradise Co., Ltd.	17,074	142,872
Pyeong Hwa Automotive Co., Ltd.	2,857	41,710
SBS Media Holdings Co., Ltd.	16,268	51,555
Sejong Industrial Co., Ltd.	2,272	23,664
SL Corp.	4,799	87,363
S.M. Entertainment Co.*	3,740	176,454
Ssangyong Motor Co.*	10,957	72,276
Sungwoo Hitech Co., Ltd.	9,042	108,663
TK Chemical Corp.*	13,764	32,715
Woongjin Chemical Co., Ltd.*	77,910	70,049
Woongjin Holdings Co., Ltd.*	4,714	19,744

Total Consumer Discretionary		2,492,210

Consumer Staples - 1.8%
Daesang Corp.	6,119	80,345
Harim Co., Ltd.	8,491	34,052
JW Shin-Yak Corp.	6,453	56,295

Total Consumer Staples		170,692

Financials - 13.6%
Daishin Securities Co.	15,225	161,961
Hanwha Securities Co., Ltd.	18,184	88,221
Korean Reinsurance Co.	26,940	344,139
LIG Insurance Co., Ltd.	13,305	287,218
Meritz Fire & Marine Insurance Co., Ltd.	18,961	199,172
SK Securities Co., Ltd.	66,772	80,244
Tong Yang Securities, Inc.	26,329	143,909

Total Financials		1,304,864

Health Care - 9.3%
Bukwang Pharmaceutical Co., Ltd.	4,895	67,323
Chabio & Diostech Co., Ltd.*	19,197	208,487
HanAll BioPharma Co., Ltd.*	8,879	82,202
Il Yang Pharmaceutical Co., Ltd.	3,905	107,241
INFINITT Healthcare Co., Ltd.	3,845	53,909
Medipost Co., Ltd.*	2,143	263,833
RNL BIO Co., Ltd.*	22,218	108,583

Total Health Care		891,578

	Shares	Value

Common Stocks (continued)

Industrials - 8.6%
Halla Engineering & Construction Corp.	4,682	$ 59,184
iMarketKorea, Inc.	5,471	87,665
S&T Dynamics Co., Ltd.	6,756	104,045
STX Corp.	12,566	148,217
STX Engine Co., Ltd.	5,713	83,914
Sung Kwang Bend Co., Ltd.	4,870	92,341
Taeyoung Engineering & Construction	16,701	85,337
Taihan Electric Wire Co., Ltd.*	40,520	111,819
Y G-1 Co., Ltd.	3,578	49,051

Total Industrials		821,573

Information Technology - 27.9%
Aminologics Co., Ltd.*	13,270	46,129
Asia Pacific Systems, Inc.*	6,459	73,022
Com2uS Corp*	2,441	47,262
CrucialTec Co., Ltd.*	5,253	74,585
Daeduck Electronics Co., Ltd.	12,016	117,662
Daou Technology, Inc.	8,362	101,236
Duksan Hi-Metal Co., Ltd.*	5,470	114,187
GameHi Co., Ltd.*	4,904	38,853
Gemvax & Kael Co., Ltd.*	6,138	208,179
Innovation for Creative Devices Co., Ltd.*	1,762	82,504
Iljin Display Co., Ltd.*	4,932	52,685
Iljin Materials Co., Ltd.	4,372	71,222
JCEntertainment Corp.	1,841	56,950
Jusung Engineering Co., Ltd.*	7,711	83,402
Lumens Co., Ltd.*	12,061	82,994
Melfas, Inc.	4,012	81,608
Neowiz Corp.*	1,619	33,797
Neowiz Games Corp.*	4,584	169,347
NEPES Corp.	5,295	70,939
Osung LST Co., Ltd.*	4,867	56,757
PARTRON Co., Ltd.	6,685	77,958
POSCO ICT Co., Ltd.	11,284	89,099
SFA Engineering Corp.	4,837	237,684
Signetics Corp.*	8,902	30,509
Silicon Works Co., Ltd.	3,036	84,726
Simm Tech Co., Ltd.	5,470	59,650
SK Communications Co., Ltd.*	4,598	60,374
SNU Precision Co., Ltd.	4,820	45,482
STS Semiconductor & Telecommunications Co., Ltd.*	12,405	104,245
TOPTEC Co., Ltd.*	2,276	32,012
Webzen, Inc.*	4,278	46,651
WONIK IPS Co., Ltd.*	15,467	125,570
Woongjin Energy Co., Ltd.*	5,709	27,748

Total Information Technology		2,685,028

Materials - 11.0%
Capro Corp.	7,085	160,199
CNK International Co., Ltd.*	14,001	31,221
Cosmochemical Co., Ltd.*	2,308	35,750
Dongbu HiTek Co., Ltd.*	8,731	72,205
Dongbu Steel Co., Ltd.	8,784	51,687
Foosung Co., Ltd.*	15,754	108,266
Hansol Paper Co., Ltd.	13,081	103,171
Huchems Fine Chemical Corp.	6,999	132,398
Moorim P&P Co., Ltd.	9,057	43,215

Schedules of Investments -

IQ South Korea Small Cap ETF (continued)

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Namhae Chemical Corp.	6,555	$ 62,437
Poongsan Corp.	5,686	159,442
Songwon Industrial Co., Ltd.	4,820	49,343
Tongyang Inc.*	51,092	50,257

Total Materials		1,059,591

Telecommunication Services - 1.4%
SK Broadband Co., Ltd.*	43,877	131,238

Total Common Stocks - 99.5%
(Cost $8,789,771)		$ 9,556,774
Other Assets in Excess of Liabilities - 0.5%		52,730
Net Assets - 100.0%		$ 9,609,504

1

*	Non-income producing securities.

1

Schedules of Investments -

IQ Global Agribusiness Small Cap ETF

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 99.8%

Australia - 5.2%
GrainCorp Ltd.	149,877	$ 1,248,769
Nufarm Ltd.*	135,186	655,130

Total Australia		1,903,899

Brazil - 3.4%
Cosan Ltd. ADR Class A	96,147	1,234,527

Canada - 8.2%
Viterra, Inc.	280,896	3,022,255

China - 8.3%
China Bluechemical Ltd. Class H	1,339,527	1,017,450
China Minzhong Food Corp., Ltd.*	308,722	218,786
China Modern Dairy Holdings Ltd.*	2,531,602	571,320
First Tractor Co., Ltd. Class H	303,543	313,545
Shenguan Holdings Group Ltd.	941,734	535,566
Yongye International, Inc. ADR*	28,172	116,069
Zhongpin, Inc. ADR*	23,508	267,051

Total China		3,039,787

Hong Kong - 6.7%
Asian Citrus Holdings Ltd.	498,675	272,022
Chaoda Modern Agriculture (Holdings) Ltd.†	1,788,012	–
China Agri-Industries Holdings Ltd.	1,286,714	1,043,708
China Foods Ltd.	543,598	431,822
Global Bio-chem Technology Group Co., Ltd.	1,443,768	325,823
Sinofert Holdings Ltd.	1,341,180	387,419

Total Hong Kong		2,460,794

Indonesia - 3.7%
PT Bakrie Sumatera Plantations Tbk	8,246,255	266,008
PT Japfa Comfeed Indonesia Tbk	656,938	299,605
PT Malindo Feedmill Tbk	528,306	61,117
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,086,778	562,896
PT Sampoerna Agro Tbk	472,810	165,668

Total Indonesia		1,355,294

Ireland - 1.7%
Glanbia PLC	100,857	636,369

Japan - 25.9%
Fuji Oil Co., Ltd.	46,259	648,536
House Foods Corp.	54,979	1,023,871
Iseki & Co., Ltd.*	140,450	320,502
Itoham Foods, Inc.	109,021	434,654
Kewpie Corp.	81,798	1,211,147
Kumiai Chemical Industry Co., Ltd.	54,377	227,492
Mitsui Sugar Co., Ltd.	59,698	204,343
Morinaga Milk Industry Co., Ltd.	148,294	589,286
Nippon Flour Mills Co., Ltd.	100,060	456,667
Nippon Meat Packers, Inc.	129,553	1,644,686
Nisshin Oillio Group Ltd.	75,203	321,524

	Shares	Value

Common Stocks (continued)

Japan (continued)
Nisshin Seifun Group, Inc.	140,021	$ 1,693,106
NOF Corp.	120,262	610,379
Yamatane Corp.	67,245	106,710

Total Japan		9,492,903

Luxembourg - 2.0%
Adecoagro SA ADR*	78,752	722,156

Netherlands - 7.7%
CSM NV	51,133	947,474
Nutreco NV	26,540	1,882,331

Total Netherlands		2,829,805

Singapore - 2.6%
First Resources Ltd.	277,812	362,792
Indofood Agri Resources Ltd.*	339,644	390,800
Mewah International, Inc.	487,777	205,854

Total Singapore		959,446

Spain - 3.9%
Deoleo SA*	266,058	160,210
Ebro Foods SA	66,190	1,268,064

Total Spain		1,428,274

Thailand - 1.5%
GFPT PCL	467,362	164,729
Khon Kaen Sugar Industry PCL	471,662	219,626
Thai Vegetable Oil PCL	285,255	178,947

Total Thailand		563,302

United Kingdom - 1.6%
Devro PLC	124,443	522,757
Pursuit Dynamics PLC*	35,891	57,771

Total United Kingdom		580,528

United States - 17.4%
Andersons, Inc.	14,056	569,971
Chiquita Brands International, Inc.*	34,322	301,690
CVR Partners LP	14,224	427,716
Dole Food Co., Inc.*	27,639	265,334
Lindsay Corp.	9,500	580,735
Smithfield Foods, Inc.*	124,706	2,784,685
Toro Co.	23,173	1,468,936

Total United States		6,399,067
Total Common Stocks - 99.8%
(Cost $41,263,941)		36,628,406

Schedules of Investments -

IQ Global Agribusiness Small Cap ETF (continued)

January 31, 2012 (unaudited)

	Shares	Value

Short-Term Investment - 0.2%

Money Market Fund - 0.2%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $62,065)	62,065	$ 62,065

Total Investments - 100.0%
(Cost $41,326,006)		$ 36,690,471
Liabilities in Excess of Other Assets - 0.0%(b)		(2,205)
Net Assets - 100.0%		$ 36,688,266

Investments	Value	% of Net Assets
Crop Production and Farming	$14,224,432	38.8%
Agricultural Supplies and Logistics	6,961,769	19.0
Livestock Operations	6,299,079	17.1
Biofuels	3,570,362	9.7
Agricultural Chemicals	3,412,010	9.3
Agricultural Machinery	2,160,754	5.9
Money Market Fund	62,065	0.2
Total Investments	$36,690,471	100.0
Liabilities in Excess of Other Assets	(2,205)	- (b)
Net Assets	$36,688,266	100.0%

* Non-income producing securities.
† Fair valued security.
(a) Rate shown represents annualized 7-day yield as of January 31, 2012. (b) Less than 0.05%.

1

ADR - American Depository Receipt LP - Limited Partnership
PCL - Public Company Limited

Schedules of Investments -

IQ Global Oil Small Cap ETF

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 98.7%

Australia - 2.8%
Caltex Australia Ltd.	3,075	$ 41,601
Horizon Oil Ltd.*	22,686	5,786

Total Australia		47,387

Bermuda - 0.6%
Archer Ltd.*	4,187	9,685

Canada - 9.2%
Bankers Petroleum Ltd.*	5,637	30,128
Canyon Services Group, Inc.	1,042	11,835
Cequence Energy Ltd.*	2,823	5,067
Ensign Energy Services, Inc.	2,887	44,909
Ithaca Energy, Inc.*	5,903	16,717
Ivanhoe Energy, Inc. ADR*	6,585	6,848
Southern Pacific Resource Corp.*	7,728	12,715
TransGlobe Energy Corp. ADR*	1,662	16,121
Twin Butte Energy Ltd.	4,167	10,637

Total Canada		154,977

China - 1.3%
China Automation Group Ltd.	12,986	3,701
Sinopec Shanghai Petrochemical Co., Ltd. Class H	53,073	18,821

Total China		22,522

Colombia - 2.9%
Petrominerales Ltd.	2,357	49,192

Finland - 1.9%
Neste Oil Oyj	2,914	32,729

France - 1.9%
Etablissements Maurel et Prom	1,918	31,899

Hong Kong - 0.5%
Sino Oil And Gas Holdings Ltd.*	220,930	7,692

Italy - 1.5%
ERG SpA	1,272	14,553
Saras SpA*	8,132	11,135

Total Italy		25,688

Japan - 3.8%
Cosmo Oil Co., Ltd.	12,296	35,800
Showa Shell Sekiyu K.K.	4,178	28,657

Total Japan		64,457

Netherlands - 6.7%
Core Laboratories NV ADR	1,061	112,710

Norway - 2.6%
DET Norske Oljeselskap ASA*	1,333	20,366
DNO International ASA*	13,321	18,521
Norwegian Energy Co. ASA*	4,591	4,663

Total Norway		43,550

Russia - 1.7%
Alliance Oil Co., Ltd.*	2,508	28,802

Switzerland - 0.1%
Petroplus Holdings AG*	2,168	849

	Shares	Value

Common Stocks (continued)

Thailand - 5.3%
Bangchak Petroleum PCL	7,562	$ 4,988
Esso Thailand PCL	27,252	11,544
IRPC PCL	227,265	33,658
Thai Oil PCL	18,587	38,617

Total Thailand		88,807

United Arab Emirates - 3.4%
Dragon Oil PLC	5,699	46,765
Exillon Energy PLC*	2,569	10,135

Total United Arab Emirates		56,900

United Kingdom - 3.9%
Max Petroleum PLC*	23,046	3,637
Nautical Petroleum PLC*	1,997	10,234
Rockhopper Exploration PLC*	6,473	34,756
Salamander Energy PLC*	3,059	11,006
Xcite Energy Ltd.*	3,885	5,824

Total United Kingdom		65,457

United States - 48.6%
Alon USA Energy, Inc.	229	2,212
BPZ Resources, Inc.*	2,273	7,410
CVR Energy, Inc.*	1,972	49,182
Gulfport Energy Corp.*	1,013	33,297
Harvest Natural Resources, Inc.*	773	5,318
HollyFrontier Corp.	4,785	140,392
Key Energy Services, Inc.*	3,434	49,724
Kodiak Oil & Gas Corp.*	5,725	51,926
Lufkin Industries, Inc.	694	52,203
Magnum Hunter Resources Corp.*	2,878	16,951
Oceaneering International, Inc.	2,472	120,114
Oiltanking Partners LP*	226	6,568
PetroQuest Energy, Inc.*	1,280	8,218
Pioneer Drilling Co.*	1,404	12,524
SemGroup Corp. Class A*	946	25,041
Stone Energy Corp.*	1,117	31,332
Sunoco, Inc.	2,460	94,366
Tesoro Corp.*	3,277	82,023
VAALCO Energy, Inc.*	1,299	8,080
Western Refining, Inc.	1,221	20,183

Total United States		817,064
Total Common Stocks - 98.7%
(Cost $1,881,401)		1,660,367

Warrant - (0.0)%(a)

United States - (0.0)%(a)
Magnum Hunter Resources Corp.*
(Cost $0)	265	–

Schedules of Investments -

IQ Global Oil Small Cap ETF (continued)

January 31, 2012 (unaudited)

	Shares	Value

Short-Term Investment - 0.9%

Money Market Fund - 0.9%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $15,362)	15,362	$ 15,362

Total Investments - 99.6%
(Cost $1,896,763)		$ 1,675,729
Other Assets in Excess of Liabilities - 0.4%		6,633
Net Assets - 100.0%		$ 1,682,362

Investments	Value	% of Net Assets
Refining & Marketing	$667,529	39.7%
Exploration & Production	561,174	33.3
Equipment, Services & Drilling	431,665	25.7
Money Market Fund	15,361	0.9
Total Investments	$1,675,729	99.6
Other Assets in Excess of Liabilities	6,633	0.4
Net Assets	$1,682,362	100.0%

1

1

1

1

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Rate shown represents annualized 7-day yield as of January 31, 2012.

1

ADR - American Depository Receipt K.K. - Kabushiki Kaisha LP - Limited Partnership PCL - Public Company Limited

Schedules of Investments -

IQ US Real Estate Small Cap ETF

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 99.9%

Diversified REITs - 9.7%
CapLease, Inc.	44,373	$ 184,592
Cousins Properties, Inc.	67,613	498,308
Investors Real Estate Trust	52,975	393,074
Redwood Trust, Inc.	51,208	601,694
Resource Capital Corp.	49,938	292,137

Total Diversified REITs		1,969,805

Hotel REITs - 13.2%
Ashford Hospitality Trust, Inc.	44,309	399,224
FelCor Lodging Trust, Inc.*	81,149	309,178
Hersha Hospitality Trust	98,575	535,262
Pebblebrook Hotel Trust	33,183	735,999
Sunstone Hotel Investors, Inc.*	76,440	710,128

Total Hotel REITs		2,689,791

Mortgage REITs - 23.1%
Anworth Mortgage Asset Corp.	84,584	549,796
ARMOUR Residential REIT, Inc.	55,260	398,425
CreXus Investment Corp.	49,948	552,924
Dynex Capital, Inc.	26,306	243,594
Gramercy Capital Corp.*	23,111	62,169
Invesco Mortgage Capital	75,222	1,179,481
iStar Financial, Inc.*	46,189	322,399
Newcastle Investment Corp.	66,367	355,727
NorthStar Realty Finance Corp.	62,552	311,509
RAIT Financial Trust	25,048	141,020
Starwood Property Trust, Inc.	30,381	598,506

Total Mortgage REITs		4,715,550

Office REITs - 19.3%
Brandywine Realty Trust	88,358	940,129
First Industrial Realty Trust, Inc.*	56,474	648,322
First Potomac Realty Trust	32,635	485,609
Franklin Street Properties Corp.	46,190	470,676
Government Properties Income Trust	22,983	553,890
Lexington Realty Trust	89,540	770,044
MPG Office Trust, Inc.*	27,136	69,197

Total Office REITs		3,937,867

Residential REITs - 5.4%
Associated Estates Realty Corp.	27,074	452,406
Education Realty Trust, Inc.	59,974	641,722

Total Residential REITs		1,094,128

Retail REITs - 14.2%
Acadia Realty Trust	27,764	583,599
Cedar Realty Trust, Inc.	36,351	181,391
Getty Realty Corp.	17,629	295,462
Glimcher Realty Trust	70,054	674,620
Inland Real Estate Corp.	50,403	430,946
Pennsylvania Real Estate Investment Trust	36,304	445,813
Ramco-Gershenson Properties Trust	25,132	290,777

Total Retail REITs		2,902,608

Specialized REITs - 15.0%
Cogdell Spencer, Inc.	33,284	141,457

	Shares	Value

Common Stocks (continued)

Specialized REITs (continued)
CubeSmart	79,903	$ 909,296
DCT Industrial Trust, Inc.	160,080	883,642
Medical Properties Trust, Inc.	72,821	780,641
Sabra Health Care REIT, Inc.	24,035	341,778

Total Specialized REITs		3,056,814

Total Common Stocks - 99.9%
(Cost $19,326,310)		$ 20,366,563
Other Assets in Excess of Liabilities - 0.1%		16,382
Net Assets - 100.0%		$ 20,382,945

1

*	Non-income producing securities.

1

REITs	- Real Estate Investment Trusts

Schedules of Investments -

IQ Emerging Markets Mid Cap ETF

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks - 97.7%

Brazil - 8.6%
Anhanguera Educacional Participacoes SA	600	$ 8,055
BR Properties SA	800	8,707
Brookfield Incorporacoes SA	1,400	4,911
Cia. Hering	800	19,196
Companhia de Saneamento de Minas Gerais-Copasa MG*	400	8,841
Diagnosticos da America SA*	1,400	13,437
Gafisa SA	2,800	7,630
Light SA	600	9,406
LLX Logistica SA*	2,200	4,487
Localiza Rent a Car SA	800	13,112
Magnesita Refratarios SA*	1,600	5,777
Marfrig Alimentos SA	1,000	4,582
Mills Estruturas e Servicos de Engenharia SA	400	4,954
MMX Mineracao e Metalicos SA*	1,400	6,566
OdontoPrev SA	400	6,673
Rossi Residencial SA	1,000	5,393
Totvs SA	600	10,297

Total Brazil		142,024

Chile - 2.8%
Administradora de Fondos de Pensiones Provida SA	1,498	7,199
Compania General de Electricidad SA	1,490	8,041
Compania Sud Americana de Vapores SA	10,831	2,184
Ripley Corp. SA	6,578	6,919
Salfacorp SA	2,308	6,110
Sonda SA	2,382	6,493
Vina Concha Y Toro SA	4,315	9,226

Total Chile		46,172

China - 5.0%
China Lilang Ltd.	6,000	5,501
China National Materials Co., Ltd. Class H	12,000	5,014
China Shanshui Cement Group	14,000	10,291
Dongyue Group	4,000	3,343
Guangshen Railway Co., Ltd. Class H	20,000	7,299
Harbin Electric Co., Ltd. Class H	4,000	3,874
Lianhua Supermarket Holdings Ltd. Class H	2,000	2,589
Minth Group Ltd.	4,000	4,317
Renhe Commercial Holdings Co., Ltd.	52,000	6,169
Sany Heavy Equipment International Holdings Co., Ltd.	6,000	5,269
Shui On Land Ltd.	40,000	13,927
Springland International Holdings Ltd.	12,000	6,979
Wumart Stores, Inc. Class H	4,000	8,264

Total China		82,836

Egypt - 0.6%
Egyptian Financial Group-Hermes Holding*	2,082	4,096
Talaat Moustafa Group*	7,250	4,786

Total Egypt		8,882

Hong Kong - 3.3%
Ajisen (China) Holdings Ltd.	4,000	4,606
Beijing Capital International Airport Co., Ltd. Class H	16,000	8,295

	Shares	Value

Common Stocks (continued)

Hong Kong (continued)
Franshion Properties China Ltd.	28,000	$ 6,824
Glorious Property Holdings Ltd.*	20,000	3,198
Kingboard Laminates Holding Ltd.	12,000	6,422
KWG Property Holding Ltd.	13,000	5,398
Trinity Ltd.	12,000	9,656
Yingde Gases	9,000	10,388

Total Hong Kong		54,787

Hungary - 0.5%
Magyar Telekom Telecommunications PLC	3,424	8,140

Indonesia - 3.9%
PT Aneka Tambang Tbk	58,500	12,234
PT Borneo Lumbung Energi & Metal Tbk*	33,000	3,120
PT Charoen Pokphand Indonesia Tbk	48,500	13,487
PT Jasa Marga	17,000	8,273
PT Kalbe Farma Tbk	28,000	10,979
PT Lippo Karawaci Tbk	102,500	7,639
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	34,000	9,171

Total Indonesia		64,903

Malaysia - 5.7%
AirAsia Berhad	11,900	13,887
Berjaya Corp. Berhad	22,300	6,964
Berjaya Sports Toto Berhad	4,000	5,759
Bursa Malaysia Bhd	3,800	8,732
Dialog Group Berhad	9,360	7,538
Gamuda Berhad	10,700	13,014
Kulim (Malaysia) Berhad	7,600	10,993
Lafarge Malayan Cement Berhad	1,800	3,953
Malaysia Marine and Heavy Engineering Bhd	2,266	3,993
SP Setia Berhad	6,000	7,791
UEM Land Holdings Bhd*	7,477	5,702
UMW Holdings Berhad	2,800	6,360

Total Malaysia		94,686

Mexico - 4.0%
Compartamos SAB de CV	6,200	7,268
Corporacion GEO SAB de CV Class B*	3,400	5,382
Desarrolladora Homex SAB de CV*	2,000	6,742
Empresas ICA SAB de CV*	5,000	8,168
Genomma Lab Internacional SAB de CV Class B*	3,600	7,919
Grupo Aeroportuario del Pacifico SAB de CV Class B	3,800	14,263
Grupo Aeroportuario del Sureste SAB de CV Class B	1,200	7,938
Promotora y Operadora de Infraestructura SAB de CV*	2,000	9,153

Total Mexico		66,833

Philippines - 3.0%
Alliance Global Group, Inc.	29,800	7,644
BDO Unibank, Inc.	7,400	10,345
Energy Development Corp.	61,200	7,992

Schedules of Investments -

IQ Emerging Markets Mid Cap ETF (continued)

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks (continued)

Philippines (continued)
International Container Terminal Services, Inc.	7,160	$ 9,358
Jollibee Foods Corp.	3,110	7,092
Universal Robina Corp.	5,800	7,256

Total Philippines		49,687

Poland - 1.3%
Bank Millennium SA	4,027	5,240
Globe Trade Centre SA*	940	3,081
Grupa Lotos SA*	420	3,396
Synthos SA	3,838	6,147
TVN SA	1,226	4,273

Total Poland		22,137

Russia - 0.4%
OGK-1*	252,028	6,103

South Africa - 14.5%
Adcock Ingram Holdings Ltd.*	988	7,937
Aveng Ltd.	2,269	10,116
AVI Ltd.	1,736	9,237
Barloworld Ltd.	1,332	14,953
Clicks Group Ltd.*	1,752	8,918
Discovery Holdings Ltd.	2,601	15,174
Imperial Holdings Ltd.	1,058	18,805
Liberty Holdings Ltd.	757	8,268
Life Healthcare Group Holdings Pte Ltd.	6,546	17,794
Mediclinic International Ltd.	2,030	9,253
MMI Holdings Ltd.	4,290	9,984
Mr. Price Group Ltd.	1,636	18,092
Nampak Ltd.	3,478	10,078
Netcare Ltd.	7,672	13,349
Northam Platinum Ltd.	1,585	6,849
Pick n Pay Stores Ltd.	1,607	9,396
Pretoria Portland Cement Co., Ltd.	3,344	12,125
Reunert Ltd.	992	8,287
Sappi Ltd.*	3,177	10,510
Spar Group Ltd.	1,119	15,890
Telkom South Africa Ltd.	1,242	4,698

Total South Africa		239,713

South Korea - 13.5%
Asiana Airlines, Inc.*	640	4,205
BS Financial Group, Inc.*	993	11,271
Celltrion, Inc.*	540	18,050
Cheil Worldwide, Inc.	640	9,913
Daewoo International Corp.	320	8,589
Dongbu Insurance Co., Ltd.	240	10,255
Dongkuk Steel Mill Co., Ltd.	280	5,895
Hanjin Heavy Industries & Construction Co., Ltd.*	200	3,712
Hanjin Shipping Co., Ltd.*	380	4,567
Hanwha Corp.	340	11,002
Hyosung Corp.	151	8,415
Hyundai Development Co.	400	8,083
Hyundai Hysco	200	7,015
Hyundai Marine & Fire Insurance Co., Ltd.	340	9,988
Hyundai Securities Co., Ltd.	760	7,205

	Shares	Value

Common Stocks (continued)

South Korea (continued)
Hyundai Wia Corp.*	78	$ 8,957
KP Chemical Corp.	280	4,113
LG Innotek	80	6,409
LG International Corp.	180	8,861
LG Uplus Corp.	1,810	10,167
Samsung Fine Chemicals Co., Ltd.	120	6,580
Seoul Semiconductor Co., Ltd.	290	6,493
SK Networks Co., Ltd.	720	7,050
SKC Co., Ltd.	134	5,762
STX Offshore & Shipbuilding Co., Ltd.	300	3,498
STX Pan Ocean Co., Ltd.	1,130	7,212
Woongjin Coway Co., Ltd.	380	13,751
Woori Investment & Securities Co., Ltd.	480	5,683

Total South Korea		222,701

Taiwan - 23.9%
Advantech Co., Ltd.	2,000	6,057
Asia Cement Corp.	13,520	16,222
Catcher Technology Co., Ltd.	4,000	24,875
China Life Insurance Co., Ltd.	13,280	12,410
China Petrochemical Development Corp.	11,000	12,269
Coretronic Corp.	4,000	3,380
E Ink Holdings, Inc.	4,000	5,678
Epistar Corp.	4,000	9,801
EVA Airways Corp.	11,000	7,380
Evergreen Marine Corp.	11,999	6,712
Everlight Electronics Co., Ltd.	2,000	3,826
Far Eastern Department Stores, Ltd.	6,720	9,062
Formosa Taffeta Co., Ltd.	6,000	5,759
Giant Manufacturing Co., Ltd.	2,000	8,450
Highwealth Construction Corp.	6,000	9,734
Inventec Corp.	20,000	8,450
KGI Securities Co., Ltd.	24,950	10,541
Kinsus Interconnect Technology Corp.	2,000	6,489
LCY Chemical Corp.	4,000	7,098
Lite-On Technology Corp.	14,140	17,921
Macronix International Co., Ltd.	20,000	8,787
Motech Industries, Inc.	2,000	4,340
Novatek Microelectronics Corp.	4,000	11,370
Pegatron Corp.	10,000	12,100
Pou Chen Corp.	18,000	15,787
Powertech Technology, Inc.	4,400	11,005
Ruentex Industries Ltd.	2,000	3,813
Simplo Technology Co., Ltd.	2,200	15,466
Sino-American Silicon Products, Inc.	2,200	4,543
Taishin Financial Holding Co., Ltd.	36,760	13,667
Taiwan Glass Industry Corp.	8,000	9,247
Tatung Co., Ltd.*	14,000	3,979
Tripod Technology Corp.	2,440	6,795
TSRC Corp.	4,400	11,525
U-Ming Marine Transport Corp.	6,000	9,227
Unimicron Technology Corp.	8,000	10,531
Walsin Lihwa Corp.	20,000	7,064
Wan Hai Lines Ltd.	11,000	6,134
Wintek Corp.	9,598	7,818
WPG Holdings Ltd.	9,440	13,193
Yang Ming Marine Transport	11,000	4,833

Schedules of Investments -

IQ Emerging Markets Mid Cap ETF (continued)

January 31, 2012 (unaudited)

	Shares	Value

Common Stocks (continued)

Taiwan (continued)
Yulon Motor Co., Ltd.	6,000	$ 11,741

Total Taiwan		395,079

Thailand - 4.3%
BEC World PCL	9,200	12,867
Big C Supercenter PCL	2,600	9,837
Electricity Generating PCL	3,000	8,876
Glow Energy PCL	4,600	8,293
Thai Union Frozen Products PCL	4,400	9,462
TMB Bank PCL	170,000	9,180
Total Access Communication PCL	5,400	11,699

Total Thailand		70,214

Turkey - 2.4%
Arcelik AS	1,828	7,945
Asya Katilim Bankasi AS*	10,187	9,718
Petkim Petrokimya Holding AS*	4,635	5,337
TAV Havalimanlari Holding AS*	1,274	5,753
Turk Hava Yollari Anonim Ortakligi*	3,868	5,131
Turkiye Sise ve Cam Fabrikalari AS	2,903	5,981

Total Turkey		39,865
Total Common Stocks - 97.7%
(Cost $1,910,822)		1,614,762

Warrant - 0.0%(a)
Malaysia - 0.0%(a)
Dialog Group Berhad, expiring 01/5/17*
(Cost $0)	780	13

Total Investments - 97.7%
(Cost $1,910,822)		$ 1,614,775
Other Assets in Excess of Liabilities - 2.3%(b)		38,830
Net Assets - 100.0%		$ 1,653,605

Investments	Value	% of Net Assets
Industrials	$321,418	19.4%
Consumer Discretionary	282,594	17.1
Financials	259,180	15.7
Information Technology	228,539	13.8
Materials	202,611	12.3
Consumer Staples	119,389	7.2
Health Care	105,390	6.4
Utilities	57,553	3.5
Telecommunication Services	34,705	2.1
Energy	3,396	0.2
Total Investments	$1,614,775	97.7
Other Assets in Excess of Liabilities	38,830	2.3
Net Assets	$1,653,605	100.0%

1

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Other Assets in Excess of Liabilities includes net unrealized appreciation (depreciation) on swap transactions.
PCL - Public Company Limited

Total return swap contracts outstanding at January 31, 2012:	Annual Financing Rate Received			Unrealized Appreciation (Depreciation)
Total Return Benchmark		Expiration Date	Notional Amount
Essar Oil Ltd.	2.06%	07/12/13	$ 4,632	$ -
Housing Development & Infrastructure Ltd.	2.06%	07/12/13	2,907	-
LIC Housing Finance	2.06%	07/12/13	8,259	-
Reliance Capital Ltd.	2.06%	07/12/13	5,886	-
Satyam Computer Services Ltd.	2.06%	07/12/13	6,730	-
Suzlon Energy Ltd.	2.06%	07/12/13	3,922	-
Unitech Ltd.	2.06%	07/12/13	5,059	-
Yes Bank Ltd.	2.06%	07/12/13	10,680	-
				$ -

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Fair Value Measurement (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
  Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of January 31, 2012 in valuing the Funds assets and liabilities carried at fair value:

	Level 1	Level 2		Level 3		Total
IQ Hedge Multi-Strategy Tracker ETF
Investment Companies(1)	$153,513,171	$-		$-		$153,513,171
Other Financial Instruments(2)	(854,032)	-		-		(854,032)
Short-Term Investment	23,246,185	-		-		23,246,185
Total	$175,905,324	$-		$-		$175,905,324
IQ Hedge Macro Tracker ETF
Investment Companies(1)	$33,117,492	$-		$-		$33,117,492
Other Financial Instruments(2)	(94,780)	-		-		(94,780)
Short-Term Investment	867,441	-		-		867,441
Total	$33,890,153	$-		$-		$33,890,153
IQ Real Return ETF
Investment Companies(1)	$26,199,957	$-		$-		$26,199,957
Short-Term Investment	19,360	-		-		19,360
Total	$26,219,317	$-		$-		$26,219,317
IQ Global Resources ETF
Common Stocks(3)	$61,450,526	$-		$-		$61,450,526
Other Financial Instrument(2)	(597,829)	-		-		(597,829)
Short-Term Investment	4,795,376	-		-		4,795,376
Total	$65,648,073	$-		$-		$65,648,073
IQ Merger Arbitrage ETF
Common Stocks(1)	$18,002,814	$-		$-		$18,002,814
Other Financial Instruments(2)	(124,846)	-		-		(124,846)
Short-Term Investment	6,587,987	-		-		6,587,987
Total	$24,465,955	$-		$-		$24,465,955
IQ Australia Small Cap ETF
Common Stocks(1)	$15,777,605	$-		$-		$15,777,605
Short-Term Investment	138	-		-		138
Total	$15,777,743	$-		$-		$15,777,743
IQ Canada Small Cap ETF
Common Stocks(1)	$34,610,706	$-		$-		$34,610,706
Total	$34,610,706	$-		$-		$34,610,706
IQ South Korea Small Cap ETF
Common Stocks(1)	$9,556,774 †	$-		$-		$9,556,774
Total	$9,556,774	$-		$-		$9,556,774
IQ Global Agribusiness Small Cap ETF
Common Stocks(3)	$36,628,406	$-		$-	††	$36,628,406
Short-Term Investment	62,065	-		-		62,065
Total	$36,690,471	$-		$-		$36,690,471
IQ Global Oil Small Cap ETF
Common Stocks(3)	$1,660,367	$-		$-		$1,660,367
Warrants(3)	-	-	‡	-		-
Short-Term Investment	15,362	-		-		15,362
Total	$1,675,729	$-		$-		$1,675,729
IQ US Real Estate Small Cap ETF
Common Stocks(1)	$20,366,563	$-		$-		$20,366,563
Total	$20,366,563	$-		$-		$20,366,563
IQ Emerging Markets Mid Cap ETF
Common Stocks(3)	$1,614,762	$-		$-		$1,614,762
Warrants(3)	-	13		-		13
Total	$1,614,762	$13		$-		$1,614,775

(1)	Please refer to the Schedule of Investments to view securities segregated by industry type.
(2)	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation).
(3)	Please refer to the Schedule of Investments to view securities segregated by country.
†	$38,787 was transferred into Level 1 from Level 2 as a result of unadjusted quoted prices being readily available. It is the Fund's policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.
††	Includes Level 3 security valued at $0.
‡	Includes Level 2 security valued at $0.

Roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended January 31, 2012, was as follows:

IQ Global Agribusiness Small Cap ETF	Common Stocks
Balance as of 4/30/2011	$ -
Transferred into Level 3(1)(2)	1,790,699
Transferred out of Level 3	-
Securities purchased in-kind	90,964
Securities sold	(257,542)
Securities sold in-kind	(132,740)
Realized loss from sale of securities	(168,601)
Realized loss from sale of securities sold in-kind	(202,697)
Change in unrealized appreciation (depreciation)(3)	(1,120,083)
Balance as of 1/31/2012	$ - ††

(1)	Transferred into Level 3 because of a lack of observable market data.
(2)	It is the Fund's policy to recognize transfers into Level 3 at the market value as of the beginning of the period.
(3)	Net change in unrealized appreciation (depreciation) from investments still held as of January 31, 2012 is $(1,120,083).
††	Includes Level 3 security valued at $0.

The cost basis on investments for Federal income tax purposes at January 31, 2012 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$171,193,020	$5,658,809	$(92,473)	$ 5,566,336
IQ Hedge Macro Tracker ETF	33,139,798	1,001,112	(155,977)	845,135
IQ Real Return ETF	25,944,433	320,548	(45,664)	274,884
IQ Global Resources ETF	64,828,014	2,808,989	(1,391,101)	1,417,888
IQ Merger Arbitrage ETF	23,859,482	797,797	(66,478)	731,319
IQ Australia Small Cap ETF	18,624,991	931,746	(3,778,994)	(2,847,248)
IQ Canada Small Cap ETF	41,637,036	1,904,634	(8,930,964)	(7,026,330)
IQ South Korea Small Cap ETF	8,954,862	1,645,078	(1,043,166)	601,912
IQ Global Agribusiness Small Cap ETF	41,326,780	842,048	(5,478,357)	(4,636,309)
IQ Global Oil Small Cap ETF	1,896,763	106,599	(327,633)	(221,034)
IQ US Real Estate Small Cap ETF	19,326,310	1,144,096	(103,843)	1,040,253
IQ Emerging Markets Mid Cap ETF	1,910,822	19,577	(315,624)	(296,047)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By:	/s/ Adam S. Patti

Adam S. Patti

Principal Executive Officer

Date:	March 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti

Principal Executive Officer

Date:	March 14, 2012

By:	/s/ David L. Fogel

David L. Fogel

Principal Financial Officer

Date:	March 14, 2012